NOTES PAYABLE (Details Narrative) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Aspire Biopharma Inc [Member]
Restructuring Cost and Reserve [Line Items]
Notes payable	$ 0	$ 0